EMPLOYEES - Schedule of Staff Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Wages and salaries	$ (226)	$ (182)	$ (165)
Social security costs	(37)	(30)	(25)
Pension costs	(14)	(12)	(6)
Share-based payments expense for the year	(22)	(16)	(11)
Termination (costs)/reversals	(7)	0	1
Acquisition-related employee costs	(3)	0	0
Total staff costs	$ (309)	$ (240)	$ (206)